Fair Value (Transfers between Level 1 and Level 2) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Obligation to return securities received as collateral [Member]
Liabilities, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Liabilities	[1]		¥ 106,197
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 26,388
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 2 into Level 1, Assets	[1]		3,605
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Assets	[1]		1,694,554
Investment Securities, Available-for-sale Securities [Member] | Marketable Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Assets	[1]	26,889	9,528
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 10,253	¥ 9,705

[1]	The transfers between level 1 and 2 occurred during the first-half of the fiscal year are assumed to have occurred at the beginning of the first-half year, and the transfers occurred during the second-half of the fiscal year are assumed to have occurred at the beginning of the second-half year.